Compass EMP Funds Trust

Compass EMP U.S. 500 Volatility Weighted Fund

Compass EMP U.S. Small Cap 500 Volatility Weighted Fund

Compass EMP International 500 Volatility Weighted Fund

Compass EMP Emerging Market 500 Volatility Weighted Fund

Compass EMP U.S. 500 Enhanced Volatility Weighted Fund

Compass EMP International 500 Enhanced Volatility Weighted Fund

Compass EMP REC Enhanced Volatility Weighted Fund

Compass EMP Commodity Strategies Volatility Weighted Fund

Compass EMP Commodity Long/Short Strategies Fund

Compass EMP Long/Short Strategies Fund

Compass EMP Long/Short Fixed Income Fund

Compass EMP Enhanced Fixed Income Fund

Compass EMP Ultra Short-Term Fixed Income Fund

Incorporated herein by reference is the definitive version of the supplement for Compass EMP U.S. 500 Volatility Weighted Fund, Compass EMP U.S. Small Cap 500 Volatility Weighted Fund, Compass EMP International 500 Volatility Weighted Fund, Compass EMP Emerging Market 500 Volatility Weighted Fund, Compass EMP U.S. 500 Enhanced Volatility Weighted Fund, Compass EMP International 500 Enhanced Volatility Weighted Fund, Compass EMP REC Enhanced Volatility Weighted Fund, Compass EMP Commodity Strategies Volatility Weighted Fund, Compass EMP Commodity Long/Short Strategies Fund, Compass EMP Long/Short Strategies Fund, Compass EMP Long/Short Fixed Income Fund, Compass EMP Enhanced Fixed Income Fund and Compass EMP Ultra Short-Term Fixed Income Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on November 8, 2012 (SEC Accession No. 0000910472-12-003366).